Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based compensation expenses	¥ 45,473	¥ 8,518	¥ 4,520
Cost of Revenues [Member]
Share-based compensation expenses	667	1,341	1,257
Sales and Marketing Expenses [Member]
Share-based compensation expenses	6,637	2,380	839
Research and Development Expenses [Member]
Share-based compensation expenses	27,114	3,800	2,285
General and Administrative Expenses [Member]
Share-based compensation expenses	¥ 11,055	¥ 997	¥ 139